Employee Retirement Plans - Net Periodic Pension Cost for Defined-Benefit Pension Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Qualified Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Service cost	$ 2	$ 2	$ 3
Interest cost	42	44	45
Expected return on plan assets	(31)	(33)	(34)
Recognized prior service cost			(1)
Recognized net loss	14	10	10
Net periodic pension cost	27	23	23
Non-Qualified Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Service cost
Interest cost	7	8	9
Expected return on plan assets
Recognized prior service cost
Recognized net loss	2	1
Net periodic pension cost	$ 9	$ 9	$ 9